Income Taxes - Schedule of income (loss) before taxes and the expense (benefit) for income taxes (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loss before income taxes:
U.S	$ (30,426)	$ (52,256)
Foreign	(1,369)	(1,508)
Loss before income taxes	(31,795)	(53,764)
Current income tax expense (benefit):
Federal	0	(2)
State	0	0
Foreign	0	0
Total current income tax expense (benefit)	0	(2)
Deferred income tax expense (benefit):
Federal	0	0
State	0	0
Foreign	0	0
Total deferred income tax expense (benefit)	0	0
Income tax expense (benefit)
Federal	0	(2)
State	0	0
Foreign	0	0
Total income tax expense (benefit)	$ 0	$ (2)